17. Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2018
Share Capital And Additional Paid-in Capital
Share capital and additional paid-in capital
	Share capital	Additional paid-in capital	Total

Balance at December 31, 2016	18,197,583	183,604	18,381,187
Payment of Other reserve constitution - Share-bases compensation plan (Note 25)	-	46,317	46,317
Balance at December 31, 2017	18,197,583	229,921	18,427,504

Payment of Other reserve constitution - Share-bases compensation plan (Note 25)	-	10,700	10,700
Balance at December 31, 2018	18,197,583	240,621	18,438,204

As of December 31, 2018, the Company’s share capital amounts to 906,455,100 shares, divided into 462,292,111 common, book-entry Class A shares with a par value of one peso each and the right to one vote per share; 442,210,385 common, book-entry Class B shares with a par value of one peso each and the right to one vote per share; and 1,952,604 common, book-entry Class C shares with a par value of one peso each and the right to one vote per share.

No changes have occurred in the Company’s Share Capital structure in the last three fiscal years.

Listing of the Company’s shares

The Company’s shares are listed on the Buenos Aires Stock Exchange and are part of the Merval Index.

Furthermore, with the SEC’s prior approval, the Company’s ADSs, each representing 20 common shares of the Company, began to be traded on the NYSE as from April 24, 2007.

The listing of ADSs on the NYSE is part of the Company’s strategic plan to increase both its liquidity and the volume of its shares.

Acquisition of the Company’s own shares

The Company’s Board of Directors, at its meeting of December 4, 2018, approved the acquisition of the Company’s own shares in accordance with both section 64 of Law 26,831 and the regulations of the National Securities Commission (CNV), under the following main terms and conditions:

▪   Maximum amount to be invested: up to $ 800,000,000;

▪   The treasury stock may not exceed, as a whole, the limit of 10% of share capital;

▪   Price to be paid for the shares: up to a maximum of USD 30 per ADR in the New York Stock Exchange, or the equivalent amount in pesos at USD 1.5 per share in Bolsas y Mercados Argentinos S.A.;

▪   The acquisitions will be made with realized and liquid profits;

▪   The shares may be acquired for a term of 120 calendar days to commence on December 5, 2018.

In this framework, on December 31, 2018, the Company acquired 15,590,860 Class B own shares of 1 peso nominal value, for $858.7 million in cash ($1.1 billion in constant currency), with the actual distribution of $ 858.7 million.

As of December 31, 2018, the Company’s treasury shares amount to 23,385,028, and are disclosed as “treasury stock”.

Moreover, a total of 1,618,332,269 shares were awarded to executive directors and managers as additional remuneration for special processes developed during fiscal year 2016. (Note 25).

Furthermore, and subsequent to the closing date of these financial statements, the Company has acquired, in successive market transactions, 5,570,480 Class B own shares of 1 peso nominal value for a total of $ 289.6 million.